11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 13) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($)
Less than one year
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 162
One to two years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	94
Two to three years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	111
Three to four years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	100
Four to five years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	92
Six to ten years
Disclosure of defined benefit plans [line items]
Estimated expected benefits payment	$ 449